NET EARNINGS PER SHARE (EPS)	12 Months Ended
Jun. 30, 2014
NET EARNINGS PER SHARE (EPS) [Abstract]
NET EARNINGS PER SHARE (EPS)

NOTE 14. NET EARNINGS PER SHARE (EPS)

The following is the reconciliation of the weighted average number of shares outstanding (in thousands) used to calculate basic net EPS to those used to calculate diluted net EPS:

	2014	2013	2012
Basic	129,558	131,075	130,852
Dilutive effect of stock options and other	2,184	1,894	1,458
Diluted	131,742	132,969	132,310

During fiscal years 2014 and 2013, the Company included all stock options to purchase shares of the Company's common stock in the calculations of diluted net EPS because the average market price was greater than the exercise price of all outstanding options.

During fiscal year 2012, the Company did not include stock options to purchase approximately 1.8 million shares of the Company's common stock in the calculations of diluted net EPS because their exercise price was greater than the average market price, making them anti-dilutive.